Notes 3 - Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Aug. 14, 2024	Aug. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Aug. 31, 2025
Revenues		$ 1,181		$ 6,205	$ 3,328
Assets
Revenues		1,181		6,205	3,328
Liabilities
Asset impairment loss			$ 0	0	5,305
(Loss)/ income for the year from discontinued operations, net of income taxes			$ 421	22	(308)
Overseas Wealth and Asset Management Businesses [Member]
Revenues		1,181		6,205	3,328
Considerations received	$ 641
Assets
Revenues		1,181		6,205	3,328
Considerations received	641
Cash and cash equivalents				1,873		$ 608
Less: Net assets disposed of	(503)			(1,873)		(1,177)
Deposits, prepayments and other current assets				0		256
Due from related parties				0		93
Gain on disposal of subsidiaries from discontinued operations, net	138	138		0	0
Income tax receivable				0		220
Compensation and benefits		602		1,451	1,372
Total Assets	503			1,873		1,177
Liabilities
Sales and marketing expenses		0		359	536
Commission payable				859		378
Income tax payable				91		210
General and administrative expenses		266		1,969	1,720
Due to related parties				1,970		86
Asset impairment loss		0		2,158	0
Other payable and accrued liabilities				7		0
Total Liabilities				2,927		674
Total operating cost and expenses		868		5,937	3,628
Net (liabilities)/ assets				(1,054)		$ 503
(Loss)/ income from operations		313		268	(300)
Other expense, net		(1)		(16)	(8)
(Loss)/ income before income tax expense		312		252	(308)
Income tax expense		(29)		(230)	0
Net (loss) / income from discontinued operations		283		22	(308)
Gain on disposal of subsidiaries from discontinued operations, net	138	138		0	0
(Loss)/ income for the year from discontinued operations, net of income taxes		421		22	(308)
Net cash flows provided by/ (used in) operating activities		(1,265)		(587)	370
Net cash flows (used in)/ provided by investing activities		33		0	(256)
Amortization of intangible asset		0		51	13
Purchase of intangible asset		0		0	(256)
Wealth Management Business [Member]
Considerations received	0
Assets
Considerations received	0
Less: Net assets disposed of	(134)
Gain on disposal of subsidiaries from discontinued operations, net	(134)
Total Assets	134
Liabilities
Gain on disposal of subsidiaries from discontinued operations, net	(134)
Asset Management Business [Member]
Considerations received	641
Assets
Considerations received	641
Less: Net assets disposed of	(369)
Gain on disposal of subsidiaries from discontinued operations, net	272
Total Assets	369
Liabilities
Gain on disposal of subsidiaries from discontinued operations, net	$ 272
Wealth Management [Member] | Overseas Wealth and Asset Management Businesses [Member]
Revenues		11		2,286	376
Assets
Revenues		11		2,286	376
Asset Management [Member] | Overseas Wealth and Asset Management Businesses [Member]
Revenues		1,170		3,919	2,952
Assets
Revenues		$ 1,170		$ 3,919	$ 2,952